SUBSEQUENT EVENTS (Details)						1 Months Ended								6 Months Ended	12 Months Ended
	Nov. 20, 2020 USD ($)	Oct. 19, 2020 $ / shares	Mar. 06, 2020 shares	Feb. 21, 2020 USD ($)	Jan. 01, 2020 USD ($)	Nov. 30, 2020 USD ($) subsidiary shares	Oct. 31, 2020 $ / shares shares	Sep. 30, 2020 shares	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Feb. 29, 2020 USD ($) $ / shares shares	Apr. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Consideration for sale of shares | $									$ 25,000
Payments to Acquire Interest in Joint Venture													$ 5,000,000	¥ 34,881,000	$ 5,010,342	¥ 34,881,000	¥ 0	¥ 0
Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange
Refund claimed through civil suit										$ 8,100,000	¥ 57,500,000
Subsequent Event
Issuance of warrants to purchase ADS							23,500,000
Number of ADS purchased							23,500,000
Offering price | $ / shares							$ 0.37
Number of warrants per ADS							1
Number of Additional Warrants Issued							3,525,000
Underwriting option period							45 days
License term (in years)	3 years
Aggregate amount of license | $	$ 13,000,000
Upfront payment | $	$ 3,000,000
Compliance period (in days)	180 days
Number of warrants per ADS after conversion | $ / shares		$ 0.1
Exercise price after conversion | $ / shares		$ 3.7
Conversion of Deposit, Shares Converted						5,000,000
Aggregate consideration | $												$ 500,000
Subsequent Event | Thurgau Limited [Member]
Shares issued for services						3,040,050
Number of subsidiaries | subsidiary						3
Subsequent Event | Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange
Refund claimed through civil suit										$ 8,300,000	¥ 57,500,000
Subsequent Event | Class A ordinary shares
Number of shares per ADS							3
Number of shares per ADS after conversion							30
Ordinary shares												3,300,000
Number of ordinary shares represented by each ADS			3
Subsequent Event | Class A ordinary shares | Third Party Services With Facilitation of Business Transaction With Voodo [Member]
Shares issued for services								1,500,000
Subsequent Event | Class A ordinary shares | Third Party Services With Share Sale and Purchase [Member]
Shares issued for services								1,575,000
Subsequent Event | Class B ordinary shares
Number of additional ADS can be purchased							3,525,000
Number of additional warrants can be purchased							3,525,000
Payments to Acquire Interest in Joint Venture | $						$ 2,994,011
Subsequent Event | ADS
Ordinary shares												70,000
Subsequent Event | ADS | Third Party Services With Facilitation of Business Transaction With Voodo [Member]
Shares issued for services								500,000
Subsequent Event | ADS | Third Party Services With Share Sale and Purchase [Member]
Shares issued for services								525,000
Subsequent Event | 12% Convertible Senior Notes Due 2018
Repayment of convertible notes | $				$ 4,800,000	$ 4,800,000
Subsequent Event | Convertible notes issued to Iliad
Initial conversion price (in dollars per ADS) | $ / shares												$ 1.05
Period for exercising the right to convert												6 months
Subsequent Event | Convertible notes issued to Iliad | Maximum
Outstanding balance convertible | $												$ 150,000
Subsequent Event | Forecast
Repayment of convertible notes | $												$ 4,800,000
Subsequent Event | The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Percentage of consideration received												90